Property, Plant And Equipment And Rental Equipment	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Property, Plant And Equipment And Rental Equipment
NOTE 9. PROPERTY, PLANT AND EQUIPMENT AND RENTAL EQUIPMENT

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2021	$18,471	$112,179	$63,844	$4,050	$198,544	$881,684
Additions	—	—	831	4,323	5,154	52,187
Reclassification	—	2,327	2,566	(5,297)	(404)	—
Disposals	—	(66)	(2,436)	—	(2,502)	(82,304)
Currency translation effects	(60)	(419)	(313)	(8)	(800)	(11,833)

December 31, 2021	$18,411	$114,021	$64,492	$3,068	$199,992	$839,734

Accumulated depreciation
January 1, 2021	$—	$(44,334)	$(51,574)	$—	$(95,908)	$(243,870)
Depreciation charge	—	(5,956)	(4,451)	—	(10,407)	(55,466)
Impairment	—	—	—	—	—	(537)
Disposals	—	66	2,351	—	2,417	62,990
Currency translation effects	—	137	183	—	320	7,477

December 31, 2021	$—	$(50,087)	$(53,491)	$—	$(103,578)	$(229,406)

Net book value – December 31, 2021	$18,411	$63,934	$11,001	$3,068	$96,414	$610,328

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2020	$18,756	$105,130	$63,386	$10,304	$197,576	$917,204
Additions	—	198	1,176	8,500	9,874	123,879
Reclassification	—	9,213	3,324	(14,956)	(2,419)	—
Disposals	—	(76)	(3,120)	—	(3,196)	(119,251)
Currency translation effects	(285)	(2,286)	(922)	202	(3,291)	(40,148)

December 31, 2020	$18,471	$112,179	$63,844	$4,050	$198,544	$881,684

Accumulated depreciation
January 1, 2020	$—	$(39,262)	$(49,763)	$—	$(89,025)	$(275,109)
Depreciation charge	—	(5,945)	(5,558)	—	(11,503)	(51,360)
Impairment	—	—	—	—	—	(2,607)
Disposals	—	71	3,055	—	3,126	67,054
Currency translation effects	—	802	692	—	1,494	18,152

December 31, 2020	$—	$(44,334)	$(51,574)	$—	$(95,908)	$(243,870)

Net book value – December 31, 2020	$18,471	$67,845	$12,270	$4,050	$102,636	$637,814

	Land	Building	Equipment	Assets under construction	Total property, plant and equipment	Rental equipment
Cost
January 1, 2019	$23,034	$88,668	$59,685	$11,641	$183,028	$798,999
Additions	—	1,557	1,283	43,482	46,322	217,068
Reclassification	—	33,403	8,167	(44,338)	(2,768)	—
Disposals	(3,531)	(14,663)	(3,898)	—	(22,092)	(51,811)
Currency translation effects	(747)	(3,835)	(1,851)	(481)	(6,914)	(47,052)

December 31, 2019	$18,756	$105,130	$63,386	$10,304	$197,576	$917,204

Accumulated depreciation
January 1, 2019	$—	$(45,216)	$(49,106)	$—	$(94,322)	$(260,510)
Depreciation charge	—	(5,039)	(5,740)	—	(10,779)	(52,916)
Impairment	—	—	—	—	—	(26,414)
Disposals	—	9,441	3,748	—	13,189	45,969
Currency translation effects	—	1,552	1,335	—	2,887	18,762

December 31, 2019	$—	$(39,262)	$(49,763)	$—	$(89,025)	$(275,109)

Net book value – December 31, 2019	$18,756	$65,868	$13,623	$10,304	$108,551	$642,095

During the fourth quarter of 2021 and 2020, the Company recorded a disposition of certain rental equipment that was recognized as a finance lease. Refer to Note 11 for further details on these finance lease transactions.
Depreciation of property, plant and equipment and rental equipment included in earnings (loss) for the year ended December 31, 2021 was $65.9 million (December 31, 2020 – $62.9 million; December 31, 2019 – $63.7 million), of which $62.2 million was included in cost of goods sold (December 31, 2020 – $59.2 million; December 31, 2019 – $60.1 million) and $3.7 million was included in selling and administrative expenses (December 31, 2020 – $3.7 million; December 31, 2019 – $3.6 million).
Impairment of rental equipment included in earnings for the year ended December 31, 2021 was $0.5 million (December 31, 2020 – $2.6 million; December 31, 2019 – $26.4 million).